Post-Retirement Benefit Obligations	12 Months Ended
Dec. 31, 2017
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Post-Retirement Benefit Obligations
37	POST-RETIREMENT BENEFIT OBLIGATIONS

(a)	Pension—defined contribution

The group companies participate in defined contribution retirement schemes organized by municipal governments of various provinces in which the group companies operate. Substantially all of the Group’s PRC employees are eligible to participate in these defined contribution retirement schemes. In addition, the group companies implemented an additional defined contribution retirement pension scheme for eligible employees since 2014.

(b)	Post-retirement benefits

In addition to the above schemes, the Group provides eligible retirees with other post-retirement benefits, including retirement subsidies, transportation allowance as well as other welfare. The expected cost of providing these post-retirement benefits is actuarially determined and recognized by using the projected unit credit method, which involves a number of assumptions and estimates, including inflation rate, discount rate and etc.

The plan is exposed to interest rate risk and the risk of changes in the life expectancy for pensioners.

The most recent actuarial valuation of the post-retirement benefit obligations was carried out at 31 December 2017 with assistance from a third party consultant using the projected unit credit actuarial valuation method.

The post-retirement benefit obligations recognized in the consolidated statement of financial position are as follows:

	2017	2016
	RMB million	RMB million
Post-retirement benefit obligations	2,670	3,063
Less: current portion	(168)	(173)

Long-term portion	2,502	2,890

The principal actuarial assumptions utilized as at the end of the reporting period are as follows:

	2017	2016
Discount rates for post-retirement benefits	4.10%	3.50%
Mortality rate	China Insurance	China Insurance
	Life Mortality	Life Mortality
	Table (2010-2013). CL5 for	Table (2010-2013). CL5 for
	Male and CL6 for Female	Male and CL6 for Female
Annual increase rate of post-retirement medical expenses	6.50%	6.50%
Inflation rate of pension benefits	2.50%	2.50%

A quantitative sensitivity analysis for significant assumptions at the end of the reporting period is shown below:

		Increase/ (decrease) in		Increase/ (decrease) in
		post-retirement		post-retirement
	Increase	benefit	Decrease	benefit
	in rate	obligations	in rate	obligations
	%	RMB million	%	RMB million
2017
Discount rate for post-retirement benefits	0.25	(73)	0.25	77
Annual increase rate of pension benefits	1.00	283	1.00	(240)
Annual increase rate of medical expenses	1.00	40	1.00	(33)
2016
Discount rate for post-retirement benefits	0.25	(95)	0.25	100
Annual increase rate of pension benefits	1.00	325	1.00	(275)
Annual increase rate of medical expenses	1.00	46	1.00	(38)

The sensitivity analyses above have been determined based on a method that extrapolates the impact on net post-retirement benefit obligations as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

Expected contributions to be made in the future years out of the post-retirement benefit obligations were as follows:

	2017	2016
	RMB million	RMB million
Within the next 12 months	168	173
Between 2 and 5 years	679	706
Between 5 and 10 years	851	894
Over 10 years	3,049	3,342

Total expected payments	4,747	5,115

The average duration of the post-retirement benefit obligations at the end of 2017 was 13 years (2016: 13 years and a half).

The movements in the post-retirement benefit obligations were as follows:

2017
	Pension cost charged to profit or loss				Remeasurement (gains)/losses in other comprehensive income
	1 January 2017 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million	Transferred out due to disposal of a subsidiary RMB million	31 December 2017 RMB million
Defined benefit obligations/ benefit liability	3,063	—	98	98	(220)	—	96	(124)	(200)	(167)	2,670

2016
	Pension cost charged to profit or loss				Remeasurement (gains)/losses in other comprehensive income
	1 January 2016 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million	31 December 2016 RMB million
Defined benefit obligations/ benefit liability	2,750	—	88	88	(80)	373	117	410	(185)	3,063